Financial instruments - Impact of Change in Fair Value of Natural Gas Derivative Contracts (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts	$ 559,887	$ 460,095
Regulatory liabilities, natural gas derivative contracts	598,062	588,213
Swap
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts	28	66
Regulatory liabilities, natural gas derivative contracts	743	218
Options
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts	38	0
Regulatory liabilities, natural gas derivative contracts	0	134
Forward contracts
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts	1,830	0
Regulatory liabilities, natural gas derivative contracts	$ 0	$ 1,259